Accounts payable and accrued liabilities (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts payable and accrued liabilities
Trade payables	387	226
Accrued charges	245	191
Payroll-related accruals	103	165
Accrued vacation	76	77
Accrued interest	64	64
Personal injury and other claims provision	53	51
Dividends payable	51	46
Income and other taxes payable	39	31
Provision for environmental remediation and restructuring	35	43
Stock-based compensation liabilities	32	66
Total return swap	3	6
Other	45	42
Total accounts payable and accrued liabilities	1,133	1,008